ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 336,528	$ 817,921	$ 354,760	$ 581,010
Restricted cash, current	211,084	103,179
Short-term investments	42,929	62,559
Accounts receivable (net of allowance of US$12,622 and US$19,013 as of December 31, 2015 and 2016, respectively)	93,672	147,516
Funds receivable	20,483	45,400
Commitment deposits	6,527	10,646
Prepayments and other current assets	39,824	60,265
Total current assets	793,210	1,514,738
Non-current assets:
Property and equipment, net	319,897	326,504
Long-term investments	231,880	244,678
Deferred tax assets, non-current	4,915	5,490
Deposit for non-current assets	240,712	137,715
Other non-current assets	7,391	7,568
Total non-current assets	821,603	777,304
Total assets	1,614,813	2,292,042
Current liabilities:
Short-term loans	212,734	100,000
Deferred revenue	129,765	145,321
Accrued expenses and other liabilities	318,539	361,593
Customer’s refundable fees	28,630	59,107
Income tax payable	6,022	9,948
Total current liabilities	695,690	1,072,685
Non-current liabilities:
Long-term loans	583,623
Total non-current liabilities	431,298	364,830
Total liabilities	1,126,988	1,437,515
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Current assets:
Cash and cash equivalents	18,352	51,164
Restricted cash, current	209,642	103,179
Short-term investments	2,595	2,002
Accounts receivable (net of allowance of US$12,622 and US$19,013 as of December 31, 2015 and 2016, respectively)	74,624	68,654
Funds receivable	886	383
Commitment deposits	6,527	10,246
Prepayments and other current assets	16,290	151,654
Total current assets	328,916	387,282
Non-current assets:
Property and equipment, net	34,452	21,642
Long-term investments	216,913	256,837
Deferred tax assets, non-current	270	0
Deposit for non-current assets	224,529	594
Other non-current assets	633	4,559
Total non-current assets	476,796	283,632
Total assets	805,712	670,914
Current liabilities:
Short-term loans		22,734
Deferred revenue	21,744	46,455
Accrued expenses and other liabilities	106,459	109,727
Customer’s refundable fees	18,295	36,245
Income tax payable	199	1,872
Intercompany payable to the non PRC Domestic Entities	356,423	293,697
Total current liabilities	525,854	487,996
Non-current liabilities:
Long-term loans	0	65,190
Total non-current liabilities	65,190	0
Total liabilities	591,044	487,996
Net assets	$ 214,668	$ 182,918